EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
EQUIPMENT AND LEASEHOLD IMPROVEMENTS [Abstract]
Schedule of Equipment and Leasehold Improvements
Cost and accumulated depreciation of equipment and leasehold improvements as of June 30, 2014 and December 31, 2013 are as follows:

	June 30, 2014	December 31, 2013
Leasehold Improvements	$5,980	$5,980
Furniture and Fixtures	97,981	97,981
Computer and Office Equipment	182,139	182,139
Total	286,100	286,100
Less: Accumulated Depreciation	(284,491)	(280,669)
Net Property and Equipment	$1,609	$5,431

Cost and accumulated depreciation of equipment and leasehold improvements as of December 31, 2013 and December 31, 2012 are as follows:

	December 31, 2013	December 31, 2012
Leasehold Improvements	$5,980	$5,980
Furniture and Fixtures	97,981	97,981
Computer and Office Equipment	182,139	182,139
Total	286,100	286,100
Less: Accumulated Depreciation	(280,669)	(258,917)
Net Property and Equipment	$5,431	$27,183